Summary of Significant Accounting Policies (Details 3) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Lab equipment		$ 5,898,489	$ 5,569,965
Computer equipment		389,720	362,826
Office equipment and vehicle		277,216	196,320
Leasehold improvements		465,790	245,684
Construction in progress		0	193,804
Property, Plant and Equipment, Gross		7,031,215	6,568,599
Accumulated depreciation		(4,240,751)	(3,249,380)
Property and equipment, net	$ 2,389,104	$ 2,790,464	$ 3,319,219